Convertible Senior Notes (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of convertible senior notes
Principal amount of Convertible Senior Notes	$75,000
Unamortized debt issuance costs	(2,032)
Net carrying amount	$72,968